Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
10 cent appreciation of the US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 20	£ 3
(Increase)/decrease in net debt	782	(1,051)
10 cent appreciation of the Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	25	(29)
(Increase)/decrease in Equity	1,711	(1,561)
(Increase)/decrease in net debt	286	74
10 Yen appreciation of the Yen [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	1
(Increase)/decrease in net debt	23	(5)
10 cent depreciation of US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	17	(3)
(Increase)/decrease in net debt	675	903
10 cent depreciation of Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	21	25
(Increase)/decrease in Equity	1,429	1,316
(Increase)/decrease in net debt	239	(63)
10 Yen depreciation of Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	1
(Increase)/decrease in net debt	£ 20	£ 5